Liquidity - Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	€ 11,290	€ 9,421
Cash Flows	(3,810)	993
Business combinations	0	0
Foreign Currency	(14)	69
Fair value changes	176	108
Other	301	700
Liabilities from financing activities at end of year	7,944	11,290
Current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	3,639	1,143
Cash Flows	(3,189)	1,594
Business combinations	0	0
Foreign Currency	(35)	35
Fair value changes	0	0
Other	1,185	868
Liabilities from financing activities at end of year	1,600	3,639
Non-current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	5,746	6,612
Cash Flows	0	0
Business combinations	0	0
Foreign Currency	(11)	2
Fair value changes	0	0
Other	(1,185)	(868)
Liabilities from financing activities at end of year	4,550	5,746
Financial debt (nominal volume)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	9,385	7,755
Cash Flows	(3,189)	1,594
Business combinations	0	0
Foreign Currency	(46)	37
Fair value changes	0	0
Other	0	0
Liabilities from financing activities at end of year	6,150	9,385
Basis adjustment
Reconciliation of liabilities arising from financing activities
Basis adjustment for liabilities arising from financing activities beginning balance.	(419)	(550)
Cash Flows	0	0
Business combinations	0	0
Foreign Currency	0	0
Fair value changes	82	131
Other	0	0
Basis adjustment for liabilities from financing activities ending balance.	(337)	(419)
Transaction cost
Reconciliation of liabilities arising from financing activities
Transaction costs liabilities from financing activities - beginning balance.	(29)	(35)
Cash Flows	0	(3)
Business combinations	0	0
Foreign Currency	0	0
Fair value changes	0	0
Other	8	10
Transaction costs liabilities from financing activities - Ending balance.	(21)	(29)
Financial debt (carrying amount)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	8,937	7,169
Cash Flows	(3,189)	1,591
Business combinations	0	0
Foreign Currency	(46)	37
Fair value changes	82	131
Other	8	10
Liabilities from financing activities at end of year	5,792	8,937
Accrued interest and payment to banks
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	230	94
Cash Flows	(151)	(182)
Business combinations	0	0
Foreign Currency	0	0
Fair value changes	0	0
Other	57	318
Liabilities from financing activities at end of year	136	230
Interest rate swaps.
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	408	537
Cash Flows	(171)	(106)
Business combinations	0	0
Foreign Currency	0	0
Fair value changes	95	(23)
Other	0	0
Liabilities from financing activities at end of year	332	408
Lease
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	1,715	1,621
Cash Flows	(299)	(310)
Business combinations	0	0
Foreign Currency	31	32
Fair value changes	0	0
Other	237	372
Liabilities from financing activities at end of year	€ 1,684	€ 1,715